UNAUDITED INTERIM CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of cash flows [abstract]
Net income / (loss)	€ 156	€ (63)
Adjustments
Depreciation and amortization	128	132
Impairment of assets	0	5
Pension and other post-employment benefits service costs	17	17
Finance costs - net	92	87
Income tax expense / (benefit)	33	(19)
Unrealized (gains) / losses on derivatives - net and from remeasurement of monetary assets and liabilities - net	(45)	11
Other - net	5	13
Change in working capital
Inventories	(212)	35
Trade receivables	(234)	7
Trade payables	300	(18)
Other	0	15
Change in provisions	(4)	5
Pension and other post-employment benefits paid	(21)	(20)
Interest paid	(72)	(73)
Income tax refunded	5	18
Net cash flows from operating activities	148	152
Purchases of property, plant and equipment	(74)	(100)
Property, plant and equipment grants received	7	2
Proceeds from disposals, net of cash	0	1
Net cash flows used in investing activities	(67)	(97)
Proceeds from issuance of Senior Notes	712	290
Repayments of Senior Notes	(863)	(200)
Repayment of U.S. revolving credit facilities	0	(129)
Proceeds from other borrowings	2	207
Repayments of other borrowings	(9)	(4)
Lease repayments	(17)	(17)
Payment of financing costs and redemption fees	(26)	(9)
Transactions with non-controlling interests	(2)	0
Other financing activities	(29)	2
Net cash flows (used in) / from financing activities	(232)	140
Net (decrease) / increase in cash and cash equivalents	(151)	195
Cash and cash equivalents - beginning of period	439	184
Effect of exchange rate changes on cash and cash equivalents	2	(1)
Cash and cash equivalents - end of period	€ 290	€ 378